Average Annual Total Returns (Vanguard Windsor Fund Participant:)	Vanguard Windsor Fund Vanguard Windsor Fund - Admiral Shares 11/1/2013 - 10/31/2014	Russell 1000 Value Index Vanguard Windsor Fund Vanguard Windsor Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.91%	13.45%
Five Years	15.27%	15.42%
Ten Years	7.01%	7.30%